JPMORGAN TRUST I

245 Park Avenue

New York, New York 10167

September 22, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: James O’Connor

Re:	JPMorgan Trust I (“Trust”) on behalf of the JPMorgan Access Balanced Fund and the JPMorgan Access Growth Fund (the “Funds”)

File Nos. 811-21295 & 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 91 (Amendment No. 92 under the 1940 Act) filed electronically on August 28, 2009, to the Trust’s Registration Statements on Form N-1A.

If you have any questions or comments, please call the undersigned at (212) 648-2085.

Sincerely,

/s/ John T. Fitzgerald

John T. Fitzgerald

Assistant Secretary